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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MHR Fund Management LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  One Bryant Park
                  New York, NY 10036

Form 13F File Number:      28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President

Signature, Place, and Date of Signing:


 /s/ Hal Goldstein               New York, New York              May 17, 2010
-------------------------     ------------------------      --------------------
     [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                     0
                                                              ----------

Form 13F Information Table Entry Total:                               18
                                                              ----------

Form 13F Information Table Value Total:                       $1,421,592
                                                              ----------
                                                             (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                                      MHR Fund Management LLC
                                                     Form 13F Information Table
                                                    Quarter ended March 31, 2009


                                                                                             Investment Discretion  Voting Authority

                                                        Fair Market    Shares/
                                  Title of       Cusip      Value        PRN      SH/  Put/         Shared  Shared
Issuer                              Class        Number  (x 1000S)     Amount    PRN  Call   Sole   Defined Other   Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
                                   *W EXP
China Cablecom Holdings, Ltd.      4/10/2010    G21176113 $0             43,000   SH         43,000                  43,000
------------------------------------------------------------------------------------------------------------------------------------
Dynavax Technologies Corp.         Common       268158102 $579          445,000   SH        445,000                 445,000
------------------------------------------------------------------------------------------------------------------------------------
Ista Pharmaceuticals, Inc.         Common New   45031X204 $1,252        307,594   SH        307,594                 307,594
------------------------------------------------------------------------------------------------------------------------------------
Javelin Pharmaceuticals, Inc.      Common       471894105 $1,562      1,211,111   SH      1,211,111               1,211,111
------------------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc.          Common       492914106 $159,164   16,666,419   SH     16,666,419              16,666,419
------------------------------------------------------------------------------------------------------------------------------------
L-1 Identity Solutions, Inc.       Common       50212A106 $43,392     4,859,112   SH      4,859,112               4,859,112
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc.  Common New   521863308 $254,200   15,537,869   SH     15,537,869              15,537,869
------------------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp.     Common New   535919203 $144,551   23,165,278   SH     23,165,278              23,165,278
------------------------------------------------------------------------------------------------------------------------------------
Loral Space and Communications,
Inc.                               Common       543881106 $285,516    8,129,719   SH      8,129,719               8,129,719
------------------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp.                Common       552541104 $25,318       827,400   SH        827,400                 827,400
------------------------------------------------------------------------------------------------------------------------------------
Medical Nutrition USA, Inc.        Common       58461X107 $4,369      1,986,133   SH      1,986,133               1,986,133
------------------------------------------------------------------------------------------------------------------------------------
MetroPCS Communications, Inc.      Common       591708102 $90,766    12,820,109   SH     12,820,109              12,820,109
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation Enterprises, Inc. Class A      Y6476R105 $3,925      1,358,100   SH      1,358,100               1,358,100
------------------------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.        Common       709754105 $738          213,793   SH        213,793                 213,793
------------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc. Del.     Common       74153Q102 $386,372   12,832,000   SH     12,832,000              12,832,000
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics, Inc.               Common       752182105 $2,357        462,196   SH        462,196                 462,196
------------------------------------------------------------------------------------------------------------------------------------
Seahawk Drilling, Inc.             Common       81201R107 $16,126       855,465   SH        855,465                 855,465
------------------------------------------------------------------------------------------------------------------------------------
                                   Sponsored
TIM Participacoes SA - ADR         ADR Pfd      88706P106 $1,405         50,600   SH         50,600                  50,600
------------------------------------------------------------------------------------------------------------------------------------

Total Market Value (in thousands)                         $1,421,592

